Segment information - Segment performance (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment information
Revenue	$ 340,790	$ 230,537	$ 595,177	$ 477,563
Voyage expenses	(75,698)	(89,291)	(134,790)	(182,163)
TCE income-Shipping	265,092	141,246	460,387	295,400
Revenue from Product Services	671,170	813,364	1,255,674	1,428,410
Cost of cargo and delivery expenses	(664,208)	(776,701)	(1,104,151)	(1,379,968)
Depreciation	(15,242)	(10,428)	(30,586)	(21,328)
Gross profit - Product Services	(8,280)	26,235	120,937	27,114
Segment results	256,812	167,481	581,324	322,514
Spot voyages
Segment information
Revenue	215,528	156,459	378,115	337,550
Voyage expenses	(75,698)	(89,291)	(134,790)	(182,163)
TCE income-Shipping	139,830	67,168	243,325	155,387
Time charter
Segment information
Revenue	125,262	74,078	217,062	140,013
Shipping | Spot voyages
Segment information
Revenue	215,528	156,459	378,115	337,550
Voyage expenses	(75,698)	(89,291)	(134,790)	(182,163)
Product Services
Segment information
Revenue from Product Services	671,170	813,364	1,255,674	1,428,410
Cost of cargo and delivery expenses	(664,208)	(776,701)	(1,104,151)	(1,379,968)
Depreciation	(15,242)	(10,428)	(30,586)	(21,328)
Operating segment | Shipping
Segment information
TCE income-Shipping	274,885	152,656	472,574	311,326
Segment results	274,885	152,656	472,574	311,326
Operating segment | Shipping | Spot voyages
Segment information
TCE income-Shipping	149,623	78,578	255,512	171,313
Operating segment | Shipping | Time charter
Segment information
Revenue	125,262	74,078	217,062	140,013
Operating segment | Product Services
Segment information
Gross profit - Product Services	(18,073)	14,825	108,750	11,188
Segment results	(18,073)	14,825	108,750	11,188
Inter-segment elimination
Segment information
TCE income-Shipping	(9,793)	(11,410)	(12,187)	(15,926)
Revenue from Product Services	(9,479)	(8,563)	(15,204)	(14,199)
Cost of cargo and delivery expenses	19,272	19,973	27,391	30,125
Gross profit - Product Services	9,793	11,410	12,187	15,926
Inter-segment elimination | Spot voyages
Segment information
Revenue	(19,272)	(19,973)	(27,391)	(30,125)
Voyage expenses	9,479	8,563	15,204	14,199
TCE income-Shipping	(9,793)	(11,410)	(12,187)	(15,926)
Inter-segment elimination | Shipping | Spot voyages
Segment information
Revenue	(19,272)	(19,973)	(27,391)	(30,125)
Voyage expenses	9,479	8,563	15,204	14,199
Inter-segment elimination | Product Services
Segment information
Revenue from Product Services	(9,479)	(8,563)	(15,204)	(14,199)
Cost of cargo and delivery expenses	$ 19,272	$ 19,973	$ 27,391	$ 30,125